Commitments and contingencies (Details) - KRW (₩) ₩ in Millions		12 Months Ended
	Jan. 22, 2021	Dec. 31, 2023	Dec. 31, 2022	Sep. 28, 2021
Temporary PF Loan 1 [Member]
litigations [Line Items]
Total PF loan amount		₩ 3,284,200
Limit PF Loan 1 [Member]
litigations [Line Items]
Total PF loan amount		3,846,400
PF Loan amount 1 [Member]
litigations [Line Items]
Total PF loan amount		5,567,600
Temporary PF Loan 2 [Member]
litigations [Line Items]
Total PF loan amount		774,700
Limit PF Loan 2 [Member]
litigations [Line Items]
Total PF loan amount		831,500
PF Loan amount 2 [Member]
litigations [Line Items]
Total PF loan amount		1,520,200
Temporary PF Loan 3 [Member]
litigations [Line Items]
Total PF loan amount		166,100
Limit PF Loan 3 [Member]
litigations [Line Items]
Total PF loan amount		149,600
PF Loan amount 3 [Member]
litigations [Line Items]
Total PF loan amount		304,000
Events After Reporting Period [Member]
litigations [Line Items]
Loss Contingency Penalty Amount	₩ 50
Board Of Directors [Member]
litigations [Line Items]
Percentage of investment principal repaid to the Customer				40.00%
Gen2 Related Trust Instruments
litigations [Line Items]
Securities sold under agreements to repurchase		420,000
Lime Asset Management | Total Return Swap Agreement
litigations [Line Items]
Purchase of investments other than investments accounted for using equity method		200
Miscellaneous other provisions
litigations [Line Items]
Provisions and insurance contract liabilities		31,371
Provision used, other provisions		446,545	₩ 75,355
insurance contract Liabilities
litigations [Line Items]
Provisions and insurance contract liabilities		3,594
Unused Credit Commitments [Member]
litigations [Line Items]
Provision used, other provisions		₩ 90,832,893	₩ 90,452,012